Fair Value Measurements	9 Months Ended
Sep. 30, 2014
Fair Value Measurements
Fair Value Measurements

18. Fair Value Measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis

        Fair value is defined as price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Assets and liabilities recorded at fair value on our Condensed, Consolidated Balance Sheets are measured and classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs available in the market place used to measure fair value.

  Level 1—Quoted prices available in active markets for identical assets or liabilities as of the reported date.

  Level 2—Fair values estimated using significant other observable inputs.

  Level 3—Fair value estimates using significant unobservable inputs.

        The following tables summarize our financial assets and liabilities as of September 30, 2014 and December 31, 2013 that we measured at fair value on a recurring basis by level within the fair value hierarchy. As required by GAAP, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to their fair value measurement.

	Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Successor
September 30, 2014
Derivative liabilities	$2,091	$—	$2,091	$—

	$2,091	$—	$2,091	$—

Predecessor
December 31, 2013
Derivative liabilities	$8,348	$—	$8,348	$—

	$8,348	$—	$8,348	$—

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

        We also measure the fair value of certain assets and liabilities when GAAP requires the application of fair value, including events or changes in circumstances that indicate that the carrying amounts of assets may not be recoverable. Assets subject to these measurements include flight equipment. We measure the fair value of flight equipment on a non-recurring basis when events or changes in circumstances indicate that the carrying amount of our aircraft may not be recoverable.

        The fair value of flight equipment is classified as a Level 3 valuation. Management evaluates quarterly the need to perform a recoverability assessment of flight equipment, and performs this assessment at least annually for all aircraft in our fleet. Recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our flight equipment may not be recoverable, which may require us to change our assumptions related to future projected cash flows. Management is active in the aircraft leasing industry and develops the assumptions used in the recoverability assessment. As part of the recoverability process, we update the critical and significant assumptions used in the recoverability assessment. Fair value of flight equipment is determined using an income approach based on the present value of cash flows from contractual lease agreements, flight hour rentals, where appropriate, and projected future lease payments, which extend to the end of the aircraft's economic life in its highest and best use configuration, as well as a disposition value, based on the expectations of market participants.

        We recognized impairment charges and fair value adjustments for the three months ended September 30, 2014, the period beginning February 5, 2014 and ending September 30, 2014, the period beginning January 1, 2014 and ending May 13, 2014 and the three and nine months ended September 30, 2013, as provided in Note 10—Asset Impairment.

        The following table presents the effect on our Condensed, Consolidated Financial Statements as a result of the non-recurring impairment charges and fair value adjustments recorded to flight equipment during the Predecessor period beginning January 1, 2014 and ending May 13, 2014:

	Predecessor
	Book Value at December 31, 2013	Impairment Charges	Reclassifications and Other Adjustments		Sales	Depreciation	Book Value at May 13, 2014
	(Dollars in thousands)
Flight equipment	$119,238	$(49,247)	$(45,795)		$—	$(3,020)	$21,176
Lease receivables and other assets	1,168	—	12,614		(369)	—	13,413
Net investment in finance and sales-type leases	—	—	37,027		—	—	37,027

	$120,406	$(49,247)	$3,846	(a)	$(369)	$(3,020)	$71,616

(a)
Represents collections and prepaid lease costs applied against the finance and sales-type leases.

Inputs to Non-Recurring Fair Value Measurements Categorized as Level 3

        We measure the fair value of certain assets and liabilities on a non-recurring basis when GAAP requires the application of fair value, including events or changes in circumstances that indicate that the carrying amounts of assets may not be recoverable. Assets subject to these measurements include flight equipment. The fair value of flight equipment is estimated when (i) aircraft held for use in our fleet is not recoverable; (ii) aircraft expected to be sold or parted-out is not recoverable; and (iii) aircraft is sold as part of a sales-type lease. We use the income approach to measure the fair value of flight equipment, which is based on the present value of estimated future cash flows. The key inputs to the income approach include the current contractual lease cash flows and the projected future non-contractual lease cash flows, extended to the end of the aircraft's estimated holding period in its highest and best use configuration, as well as a contractual or estimated disposition value. The determination of these key inputs in applying the income approach is discussed below.

        The current contractual lease cash flows are based on the in-force lease rates. The projected future non-contractual lease cash flows are estimated based on the aircraft type, age, and airframe and engine configuration of the aircraft. The projected non-contractual lease cash flows are applied to a follow-on lease term(s), which are estimated based on the age of the aircraft at the time of re-lease. Follow-on leases and related cash flows are assumed through the estimated holding period of the aircraft. The holding period assumption is the period over which future cash flows are assumed to be generated. We generally assume the aircraft will be leased over a 25-year estimated economic useful life from the date of manufacture unless facts and circumstances indicate the holding period is expected to be shorter. Shorter holding periods can result from our assessment of the continued marketability of certain aircraft types or when a potential sale or future part-out of an individual aircraft has been contracted for, or is likely. In instances of a potential sale or part-out, the holding period is based on the estimated or actual sale or part-out date. The disposition value is generally estimated based on aircraft type. In situations where the aircraft will be disposed of, the residual value assumed is based on an estimated part-out value or the contracted sale price.

        The aggregate cash flows, as described above, are then discounted to present value. The discount rate used is based on the aircraft type and incorporates market participant assumptions regarding the market attractiveness of the aircraft type and the likely debt and equity financing components and the required returns of those financing components. Management has identified the key elements affecting the fair value calculation as the discount rate used to present value the estimated cash flows, the estimated aircraft holding period, and the proportion of contractual versus non-contractual cash flows.

        For Flight equipment for which non-recurring impairment charges and fair value adjustments were recorded during the Predecessor period beginning January 1, 2014 and ending May 13, 2014, the following table presents the fair value of such Flight equipment as of the measurement date, the valuation technique, and the related unobservable inputs:

Predecessor
	Fair Value	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment	$67.8	Income Approach	Discount Rate	12.0% - 16.5% (13.2%)

			Remaining Holding Period	0 - 8 years (4 years)
			Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0 - 100% (55%)

Sensitivity to Changes in Unobservable Inputs

        We consider unobservable inputs to be those for which market data is not available and that we developed using the best information available to us related to assumptions market participants use when pricing the asset or liability. Relevant inputs vary depending on the nature of the asset or liability being measured at fair value. The effect of a change in a particular assumption is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on inputs.

        The significant unobservable inputs utilized in the fair value measurement of flight equipment are the discount rate, the remaining estimated holding period and the non-contractual cash flows. The discount rate is affected by movements in the aircraft funding markets, and can be impacted by fluctuations in required rates of return in debt and equity, and loan to value ratios. The remaining holding period and non-contractual cash flows represent management's estimate of the remaining service period of an aircraft and the estimated non-contractual cash flows over the remaining life of the aircraft. An increase in the discount rate applied would decrease the fair value of an aircraft, while an increase in the remaining estimated holding period or the estimated non-contractual cash flows would increase the fair value measurement.

Fair Value Disclosures of Financial Instruments

        We used the following methods and assumptions in estimating our fair value disclosures for financial instruments:

        Cash and Cash Equivalents:    The carrying value reported on the balance sheet for cash and cash equivalents and restricted cash approximates its fair value.

        Notes Receivable:    The carrying value reported on the balance sheet for notes receivable approximates its fair value.

        Debt Financing:    The fair value of our debt financings consider the frequency and volume of quoted prices of our debt in active markets, where available. The fair value of our long-term unsecured fixed-rate and floating rate debt is estimated using quoted market prices. The fair value of our long-term secured debt is estimated using discounted cash flow analysis based on current market prices for similar type debt.

        Derivatives:    At September 30, 2014 and December 31, 2013, our derivative portfolio consisted of interest rate swap contracts. Fair values were based on the use of a valuation model that utilizes, among other things, current interest, foreign exchange and volatility rates, as applicable. As such, the valuation of these instruments is classified as Level 2.

        Guarantees: Guarantees are included in Accrued expenses, accounts payable and other liabilities on our Condensed, Consolidated Balance Sheets. Fair value is determined by reference to the underlying aircraft and guarantee amount. See Note 16—Commitments and Contingencies—Asset Value Guarantees.

        The carrying amounts and fair values of our most significant financial instruments at September 30, 2014 and December 31, 2013 are as follows:

	Successor
	September 30, 2014
	Book Value	Fair Value	Level 1		Level 2	Level 3
	(Dollars in thousands)
Assets
Cash and cash equivalents, including Restricted cash	$1,005,226	$1,005,226	$1,005,226	(a)	$—	$—
Notes receivable	67,257	67,257	—		67,257	—

	$1,072,483	$1,072,483	$1,005,226		$67,257	$—

Liabilities
Debt financings	$24,812,068	$24,418,923	$—		$24,418,923	$—
Derivative liabilities	2,091	2,091	—		2,091	—
Guarantees	133,525	131,760	—		—	131,760

	$24,947,684	$24,552,774	$—		$24,421,014	$131,760

(a)
Includes restricted cash of $402.1 million as of September 30, 2014.

	Predecessor
	December 31, 2013
	Book Value	Fair Value	Level 1	Level 2		Level 3
	(Dollars in thousands)
Assets
Cash and cash equivalents, including Restricted cash	$1,816,229	$1,816,229	$188,263	$1,627,966	(a)	$—
Notes receivable	18,146	19,686	—	19,686		—

	$1,834,375	$1,835,915	$188,263	$1,647,652		$—

Liabilities
Debt financings	$21,440,857	$22,963,578	$—	$22,963,578		$—
Derivative liabilities	8,348	8,348	—	8,348		—
Guarantees	128,750	119,645	—	—		119,645

	$21,577,955	$23,091,571	$—	$22,971,926		$119,645

(a)
Includes restricted cash of $464.8 million as of December 31, 2013.